Risk Management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
By Economic Activity Sector [Abstract]
Public sector	R$ 9,259,368	R$ 9,676,927
Public sector %	2.30%	2.60%
Oil, derivatives and aggregate activities	R$ 9,092,151	R$ 9,410,382
Oil, derivatives and aggregate activities %	2.20%	2.50%
Production and distribution of electricity	R$ 1,829	R$ 1,322
Production and distribution of electricity %	0.00%	0.00%
Other industries	R$ 165,388	R$ 265,223
Other industries %	0.00%	0.10%
Private sector	R$ 402,233,287	R$ 364,136,738
Private sector %	97.70%	97.40%
Companies	R$ 209,365,567	R$ 190,148,345
Companies %	50.90%	50.90%
Real estate and construction activities	R$ 25,267,761	R$ 29,383,442
Real estate and construction activities %	6.10%	7.90%
Retail	R$ 32,472,286	R$ 23,935,638
Retail %	7.90%	6.40%
Services	R$ 19,086,508	R$ 17,996,533
Services %	4.60%	4.80%
Transportation and concession	R$ 17,261,369	R$ 14,190,284
Transportation and concession %	4.20%	3.80%
Automotive	R$ 11,284,972	R$ 10,014,454
Automotive %	2.70%	2.70%
Food products	R$ 12,040,631	R$ 8,866,028
Food products %	2.90%	2.40%
Wholesale	R$ 11,467,168	R$ 9,045,916
Wholesale %	2.80%	2.40%
Production and distribution of electricity	R$ 4,784,015	R$ 7,360,804
Production and distribution of electricity %	1.20%	2.00%
Siderurgy and metallurgy	R$ 7,698,444	R$ 7,001,290
Siderurgy and metallurgy %	1.90%	1.90%
Sugar and alcohol	R$ 6,907,858	R$ 7,042,811
Sugar and alcohol %	1.70%	1.90%
Other industries	R$ 61,094,555	R$ 55,311,145
Other industries %	14.80%	14.80%
Individuals	R$ 192,867,720	R$ 173,988,393
Individuals %	46.90%	46.50%
Total portfolio	R$ 411,492,655	R$ 373,813,665
Total portfolio %	100.00%	100.00%
Impairment of loans and advances	R$ (31,105,579)	R$ (27,055,566)
Total of net loans and advances to customers	R$ 380,387,076	R$ 346,758,099	[1]

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.